Schedule H, Line 4(i) - Schedule of Assets	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Schedule H, Line 4(i) - Schedule of Assets
Schedule H, Line 4(i) - Schedule of Assets

Waste Management Retirement Savings Plan

Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

EIN: 73-1309529 Plan: 001

December 31, 2025

(a)	(b)	(c)	(e)
Identity of Issue		Description of Investment	Current Value
*	Waste Management, Inc.	Common Stock	$339,276,595
	Great Gray Collective Investment Trust	Lord Abbett Total Return Fund II BP	134,637,703
	John Hancock Trust Company Collective Investment Trust	John Hancock Stable Value Return Trust	331,264,976
	SEI Trust Company	PIMCO RealPath Blend 2030 Collective Trust Funds	450,509,033
	SEI Trust Company	PIMCO RealPath Blend 2035 Collective Trust Funds	195,308,411
	SEI Trust Company	PIMCO RealPath Blend 2040 Collective Trust Funds	345,280,992
	SEI Trust Company	PIMCO RealPath Blend 2045 Collective Trust Funds	167,337,250
	SEI Trust Company	PIMCO RealPath Blend 2050 Collective Trust Funds	167,303,273
	SEI Trust Company	PIMCO RealPath Blend 2055 Collective Trust Funds	144,242,844
	SEI Trust Company	PIMCO RealPath Blend 2060 Collective Trust Funds	45,164,223
	SEI Trust Company	PIMCO RealPath Blend 2065 Collective Trust Funds	7,084,527
	SEI Trust Company	PIMCO RealPath Blend Income Collective Trust Funds	208,769,730
	SEI Trust Company	PIMCO International Bond (USD‐Hdg) Instl.	12,992,721
*	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Self-Directed Brokerage Accounts	151,276,063
	Total Investments		2,700,448,341
*	Notes receivable from participants	Various maturity dates with interest rates ranging from 3.25% to 9.50%	100,370,163
			$2,800,818,504

*	Party-in-interest